INVENTORIES (Details)	6 Months Ended
	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 CNY (¥)	Jun. 30, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Raw materials	¥ 1,077,459,660				¥ 943,958,480
Work-in-progress	742,038,265				809,571,580
Finished goods	3,384,894,319				2,719,984,637
Total	5,204,392,244			$ 767,688,735	¥ 4,473,514,697
Inventories provision	192,892,255	$ 28,453,123	¥ 113,556,304
Pledged inventories	¥ 381,251,320		¥ 61,000,000